UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-21143


                         Blue and White Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

8383 Wilshire Blvd, Suite 100         Beverly Hills, CA       90211
--------------------------------------------------------------------------------
     (Address of principal executive offices)         (Zip code)


InCap Service Company     630 Fitzwatertown Road "A"     Willow Grove, PA  19090
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-429-3863

Date of fiscal year end: 08/31/2004
                         ----------
Date of reporting period: 02/29/2004
                          ----------

ITEM 1.   REPORTS TO SHAREHOLDERS
          attached

                                     [LOGO]
                             THE BLUE & WHITE FUND

Dear Shareholder,

This past February 3rd of 2004 marks the one-year anniversary for The Blue and White Fund with a 44.74% return since inception. The Fund's total return for the period ended February 29, 2004 was as follows:

                                             Class A                  Class C
--------------------------------------------------------------------------------
Annualized since inception                    35.47%                   42.28%
Date of inception 2/3/03
--------------------------------------------------------------------------------
Six month period ended
February 29, 2004                             24.06%                   23.61%
Not annualized
--------------------------------------------------------------------------------
  Please call Investor Services at 877.4BW.Fund for current return information

As I write this letter my emotions are high and filled with joy. I would like to express my gratitude to you, the shareholder, for believing in our vision and trusting us with your investment dollars even though the economic conditions at that time seemed to be very unstable. Wall street was projecting a gloomy picture for the Israeli economy as well as for Israeli stocks both here and in Israel. Yet you, the shareholder, believed in our analysis, conviction, and constraints. Call it what you may, but at the end of the day you believed in us, "the Advisor." And with that said, I would like to express my deepest gratitude to you.

View Front and Rear.

In The 3rd quarter of 2003 we saw a number of positive political and economic developments that perpetuated a set of renewed optimism both in the U.S. and Israel.

The Political arena - Since the major portion of the Iraq war seemed to be over with a definite U.S. led coalition victory and the capture of Saddam Hussein, Israel was on the continuation of "The Road Map" for peace negotiation concerning the Israeli Palestinian conflict. While establishing the separation fence within Israel, territories within Israel have significantly improved both in the security climate and the reduced terror activities, which have contributed to the boost in the country's morale.

The Economic arena - the sentiment in the markets have improved both in the U.S. and Israel. As share prices have increased, as well as the improvement of the Shekel v. Dollar, many foreign investors have been attracted to invest back in Israel. Both the lowered interest rates and tax reforms have created a welcoming environment for foreign investors.

Looking towards the future I believe that this trend will continue and will become the norm. Industries and companies that implemented efficiency measures in prior quarters during the last 3 years and especially after 9/11 have capitalized on the unfortunate situation of their competitors by gaining a significant market share. This has helped them benefit and will enable them to become the new leaders within their respected industries. We have confidence that many of these companies will be Israeli Companies. I strongly believe that our Blue and White Fund is well positioned to capitalize on this trend for our dear shareholders.

There has also been a significant improvement within the real estate market and tourism and an increase in exports to North America and Europe, not to mention major activities that have reemerged in the beginning quarter of this year in Venture Capitalism and a significant improvement of the IPO calendar from the past two years. These events lead me to believe that the future ahead will not only be economically promising and prosperous, but our investing will also help add value to the human race as a whole.

Sincerely,

Shlomo Eplboim
Chairman of the Board & Founder.

      Opinions expressed are those of Shlomo Eplboim and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

      This letter is intended for the Blue & White Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a current Fund prospectus.

      PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The fund offers multiple classes of shares for which expenses, fees and results will vary. An investor's return and principal value will fluctuate, so that an investor's shares, when redeemed may be worth more or less than the original cost. Investment performance reflects voluntary fee waivers in effect. In their absence, performance would be reduced. For a complete discussion of the risks, charges and expenses please call 877.4BW.Fund. Please read the prospectus carefully before you invest or send money.

      All investments are inherently subject to market risk. The Fund is not diversified. A fund with high industry concentration could entail greater risk than a fund with more diversified holdings. For instance, market conditions, interest rates or economic and regulatory developments can significantly affect an issuer, an industry or even a group of related industries, more adversely than other securities in the market as a whole. The Fund invests in foreign securities, which may involve economic, political and currency risks. Sector weightings are subject to change and should not be considered a recommendation to buy or sell any security.

      InCap Securities, Inc., Distributor. 04/04

                              THE BLUE & WHITE FUND

SCHEDULE OF INVESTMENTS AT FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SHARES                                                        VALUE
================================================================================
ISRAEL COMMON STOCKS: 44.3% (OF NET ASSETS)

AEROSPACE AND DEFENSE: 3.4%
            5,000  Elbit Systems Ltd.                       $ 94,595
            1,200  Tadiran Communications Industries          34,003
                                                         -----------
                                                             128,598
                                                         -----------

BANKS: 4.8%
           25,000  Bank Hapolim Ltd.                          63,154
           35,000  Bank Leumi Le - Israel                     64,792
           50,000  Israel Discount Bank - Class A*            54,010
                                                         -----------
                                                             181,956
                                                         -----------

CHEMICALS: 1.3%
           13,000  Makhteshim-Agan Industries Ltd.            47,899
                                                         -----------

COMPUTER NETWORKS: 3.6%
            1,000  RADWARE Ltd.*                              27,900
           20,000  Scitex Corp. Ltd.*                        109,000
                                                         -----------
                                                             136,900
                                                         -----------

COMPUTER STORAGE DEVICES: 1.6%
            3,000  M-Systems Flash Disk Pioneers Ltd.*        59,970
                                                         -----------

CONSTRUCTION: 1.1%
            1,100  Minrav Holdings Ltd.*                      40,481
                                                         -----------

ELECTRONIC INSTRUMENT & CONTROLS: 0.9%
            1,500  NICE Systems Ltd. Sponsored ADR*           35,490
                                                         -----------

ELECTRONICS: 3.1%
              500  Lipman Electronic Engineering Ltd.         21,675
            2,595  Orbotech Ltd.*                             64,356
            4,716  Rapac Electronics Ltd.*                    12,754
            9,000  Rapac Technologies (2000) Ltd.*            19,748
                                                         -----------
                                                             118,533
                                                         -----------

INVESTMENT COMPANIES: 4.3%
            1,000  Discount Investment Corp.                  22,700
            1,500  IDB Development Corp. Ltd.                 34,651
           13,500  Koor Industries Ltd. Sponsored ADR*       103,275
                                                         -----------
                                                             160,626
                                                         -----------

MEDICAL - DRUGS: 6.1%
            2,500  Agis Industries 1983 Ltd.                  75,072
              500  Taro Pharmaceutical Industries Ltd.*       31,425
            1,900  Teva Pharmaceutical Industries Ltd.       123,500
                                                         -----------
                                                             229,997
                                                         -----------

                              THE BLUE & WHITE FUND

--------------------------------------------------------------------------------
SHARES                                                       VALUE
================================================================================

SOFTWARE & PROGRAMMING: 3.4%
            3,500  Check Point Software Technologies Ltd.*  $ 80,570
            2,300  Retalix Ltd. ADR*                          47,955
                                                         -----------
                                                             128,525
                                                         -----------

TELECOMMUNICATIONS: 8.0%
            4,000  Audiocodes Ltd.*                           55,080
           55,000  Bezeq Israeli Telecomunication Corp. Ltd   57,720
            4,000  Orckit Communications Ltd.*                62,680
           17,000  Partner Communications Co. Ltd.*          128,010
                                                         -----------
                                                             303,490
                                                         -----------

TRANSPORTATION: 2.7%
           12,000  Dan Vehicle & Transportation D.R.T. Ltd.   42,531
            8,000  Delek Automotive Systems Ltd.              59,987
                                                         -----------
                                                             102,518
                                                         -----------

TOTAL ISRAEL COMMON STOCKS
   (cost $1,306,019)                                       1,674,983
                                                         -----------

U.S. COMMON STOCKS: 8.3% (OF NET ASSETS)

PHARMACEUTICALS: 2.1%
           20,000  Savient Pharmaceuticals, Inc.*             81,000
                                                         -----------

SEMICONDUCTORS: 1.9%
            4,000  Zoran Corp.*                               72,040
                                                         -----------

SOFTWARE & PROGRAMMING: 3.8%
           14,000  Verisity Ltd.                             142,800
                                                         -----------

TELECOMMUNICATIONS: 0.5%
            1,000  Comverse Technology, Inc.*                 19,721
                                                         -----------

TOTAL U.S. COMMON STOCKS                                     315,561
   (cost $354,544)                                       -----------

PREFERRED STOCKS: 6.4% (OF NET ASSETS)

SPECIAL PURPOSE ENTITY: 6.4%
            9,675  Corp-Backed Trust Certs (cost $241,875)   241,875
                                                         -----------

                              THE BLUE & WHITE FUND

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                        VALUE
================================================================================
BONDS: 9.3% (OF NET ASSETS)

        $ 100,000  Banque Generale du Luxembourg
                        10.000%, 6/16/13                   $ 100,000
          250,000  Rabobank Nederland
                        10.000%, 5/08/13                     253,750
                                                         -----------

TOTAL BONDS (cost $353,752)                                  353,750
                                                         -----------

SHORT TERM INVESTMENT: 3.4%
          130,000  SEI Daily Income Trust
           Government Fund (cost $130,000)                   130,000
                                                         -----------

TOTAL INVESTMENTS IN SECURITIES
(cost $2,386,190):  71.7%                                  2,716,169

Other Assets less Liabilities:  28.3%                      1,072,891
                                                         -----------

NET ASSETS:        100.0%                                $ 3,789,060
                                                         ===========

        ADR    American Depository Receipt.
          *    Non-income producing security.

                 See accompanying Notes to Financial Statements.

                              THE BLUE & WHITE FUND

STATEMENT OF ASSETS AND LIABILITIES AT FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
        Investments in securities, at value (cost $2,386,190)     $ 2,716,169
        Cash                                                          917,312
        Receivables:
               Fund shares sold                                        39,905
               Due from Adviser                                        93,981
               Dividends and interest                                   8,108
        Prepaid expenses                                               47,237
                                                                  -----------
                   Total assets                                     3,822,712
                                                                  -----------

LIABILITIES
        Payables:
               Distribution fees                                        3,331
               Shareholder servicing fees                                 112
               Transfer agent fees                                      9,036
               Audit fees                                               7,283
               Fund accounting fees                                     6,568
               Printing fees                                            3,198
        Accrued expenses                                                4,124
                                                                  -----------
                    Total liabilities                                  33,652
                                                                  -----------

NET ASSETS                                                        $ 3,789,060
                                                                  ===========

COMPONENTS OF NET ASSETS
        Paid-in capital                                           $ 3,149,499
        Accumulated net investment loss                               (37,029)
        Accumulated net realized gains                                346,611
        Net unrealized appreciation on investments                    329,979
                                                                  -----------
                    Net assets                                    $ 3,789,060
                                                                  ===========

NET ASSET VALUE PER SHARE:
CLASS A
        Based on net assets of $3,626,796 and
         267,207 shares outstanding (unlimited
         shares authorized, $0.01 par value)                      $     13.57
                                                                  ===========

        Maximum offering price per share
         (net asset value divided by 94.25%)                      $     14.40
                                                                  ===========

CLASS C
        Based on net assets of $162,264 and
         12,047 shares outstanding (unlimited
         shares authorized, $0.01 par value)                      $     13.47
                                                                  ===========

See accompanying Notes to Financial Statements

                              THE BLUE & WHITE FUND

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Income
         Dividends (net of foreign taxes withheld of $2,151)      $     6,856
         Interest                                                       1,114
                                                                  -----------
              Total income                                              7,970
                                                                  -----------

     Expenses
         Investment advisory fees (Note 3)                             21,578
         Transfer agent fees                                           28,901
         Fund accounting fees                                          25,454
         Administration fees                                           19,939
         Professional fees                                             16,565
         Insurance expense                                             12,341
         Registration expense                                          10,115
         Trustee fees                                                   5,517
         Custody fees                                                   3,093
         Reports to shareholders                                        2,088
         Miscellaneous                                                  1,984
         Distribution fees - Class A  (Note 3)                          3,446
         Distribution fees - Class C  (Note 3)                            445
         Shareholder servicing fees - Class A  (Note 3)                 1,381
         Shareholder servicing fees - Class C  (Note 3)                   148
                                                                  -----------
              Total expenses                                          152,995
              Less: fees waived and expenses absorbed                (118,790)
                                                                  -----------
              Net expenses                                             34,205
                                                                  -----------

                   Net investment loss                                (26,235)
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
    AND FOREIGN CURRENCY:
     Net realized gain on investments and foreign currency            359,766
                                                                  -----------

     Net unrealized appreciation on Investments                       187,910
                                                                  -----------

        Net realized and unrealized gain on investments and
         foreign currency                                             547,676
                                                                  -----------

           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $   521,441
                                                                  ===========

See accompanying Notes to Financial Statements


                              THE BLUE & WHITE FUND

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------
                                                                                       FOR THE
                                                                SIX MONTHS ENDED    PERIOD ENDED
INCREASE IN NET ASSETS FROM:                                   FEBRUARY 29, 2004*  AUGUST 31, 2003**
                                                               ------------------  -----------------
OPERATIONS
      Net investment loss                                         $   (26,235)       $   (14,753)
      Net realized gain on investments                                359,766             60,006
      Net unrealized appreciation on
       investments and foreign currency                               187,910            142,069
                                                                  -----------        -----------
             Net increase in net
              assets resulting from operations                        521,441            187,322
                                                                  -----------        -----------

DISTRIBUTIONS TO SHAREHOLDERS
      From net realized gain                                          (69,202)                 -
                                                                  -----------        -----------
             Total distribution to shareholders                       (69,202)                 -
                                                                  -----------        -----------

CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold
          Class A                                                   1,704,596          1,747,159
          Class C                                                      78,026             64,244
      Reinvestment of Dividends
          Class A                                                      65,858                  -
          Class C                                                       2,729                  -
      Cost of shares redeemed
          Class A                                                    (199,769)          (305,654)
          Class C                                                      (7,664)               (26)
                                                                  -----------        -----------
             Net increase in net assets derived
              from net change in outstanding shares (a)             1,643,776          1,505,723
                                                                  -----------        -----------

                  TOTAL INCREASE IN NET ASSETS                      2,096,015          1,693,045

NET ASSETS
      Beginning of period                                           1,693,045                  -
                                                                  -----------        -----------
      END OF PERIOD                                               $ 3,789,060        $ 1,693,045
                                                                  ===========        ===========

Accumulated net investment loss                                   $   (37,029)       $   (10,794)
                                                                  ===========        ===========

(a) A summary of capital share transactions is as follows:

CLASS A SHARES
      Shares sold                                                     132,147            174,041
      Shares reinvested                                                 5,001                  -
      Shares redeemed                                                 (15,193)           (28,789)
                                                                  -----------        -----------
      Net increase                                                    121,955            145,252
                                                                  ===========        ===========

CLASS C SHARES
      Shares sold                                                       5,946              6,443
      Shares reinvested                                                   209                  -
      Shares redeemed                                                    (548)                (3)
                                                                  -----------        -----------
      Net increase                                                      5,607              6,440
                                                                  ===========        ===========


*   Unaudited.
**  Commenced operations on February 3, 2003.

See accompanying Notes to Financial Statements


                              THE BLUE & WHITE FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
----------------------------------------------------------------------------------------------------
                                                                             CLASS A
                                                               -------------------------------------
                                                                SIX MONTHS ENDED     PERIOD ENDED
                                                               FEBRUARY 29, 2004*  AUGUST 31, 2003**
                                                               ------------------  -----------------

Net asset value, beginning of period                              $     11.16        $      9.43
                                                                  -----------        -----------

INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                               (0.06)             (0.11)
      Net realized and unrealized gain on investments and foreign
      currency                                                           2.74               1.84
                                                                  -----------        -----------
Total from investment operations                                         2.68               1.73
                                                                  -----------        -----------

LESS DISTRIBUTIONS:
      From net realized gain                                            (0.27)                 -
                                                                  -----------        -----------

Net asset value, end of period                                         $13.57             $11.16
                                                                  ===========        ===========

Total return                                                           24.06% #           18.35% #

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (thousands)                                $3,626.8           $1,621.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before fees waived and expenses absorbed                         10.60% +           39.47% +
      After fees waived and expenses absorbed                           2.35% +            2.35% +

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
      Before fees waived and expenses absorbed                        (10.04%)+          (39.17%)+
      After fees waived and expenses absorbed                          (1.80%)+           (2.06%)+

Portfolio turnover rate                                                56.10% #           58.27% #


*     Unaudited
**    Commenced operations on February 3, 2003.
#     Not annualized.
+     Annualized.

See accompanying Notes to Financial Statements


                              THE BLUE & WHITE FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
----------------------------------------------------------------------------------------------------
                                                                             CLASS C
                                                               -------------------------------------
                                                                SIX MONTHS ENDED     PERIOD ENDED
                                                               FEBRUARY 29, 2004*  AUGUST 31, 2003**
                                                               ------------------  -----------------
Net asset value, beginning of period                              $     11.12        $      9.43
                                                                  -----------        -----------

INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                               (0.06)             (0.14)
      Net realized and unrealized gain on investments and foreign
      currency                                                           2.68               1.83
                                                                  -----------        -----------
Total from investment operations                                         2.62               1.69
                                                                  -----------        -----------

LESS DISTRIBUTIONS:
      From net realized gain                                            (0.27)                 -
                                                                  -----------        -----------

Net asset value, end of period                                    $     13.47        $     11.12
                                                                  ===========        ===========

Total return                                                           23.61% #           17.92% #

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (thousands)                                  $162.3              $71.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before fees waived and expenses absorbed                         11.25% +           40.12% +
      After fees waived and expenses absorbed                           3.00% +            3.00% +

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
      Before fees waived and expenses absorbed                        (10.69%)+          (39.82%)+
      After fees waived and expenses absorbed                          (2.44%)+           (2.71%)+

Portfolio turnover rate                                                56.10% #           58.27% #


*     Unaudited
**    Commenced operations on February 3, 2003.
#     Not annualized.
+     Annualized.

See accompanying Notes to Financial Statements

                              THE BLUE & WHITE FUND
                          FEBRUARY 29, 2004 (UNAUDITED)

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

         The Blue and White Funds Trust (the "Trust") was organized on June 26, 2002 as a Delaware Trust and is authorized to issue shares of beneficial interest. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company composed of one diversified series: the Blue & White Fund (the "Fund"). The Fund offers two classes of shares (Class A and Class C). Class A shares are sold with a front-end sales charge of up to 5.75%. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service and transfer agent expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Fund began operations on February 3, 2003.

         The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve this objective by investing in Israeli companies whose securities trade on principal U.S. stock exchanges such as the New York Stock Exchange, the American Stock Exchange or NASDAQ as well as the Tel Aviv Stock Exchange ("TASE"). The Fund defines an Israeli company as one: (1) that has been organized under the laws of Israel; (2) whose securities are principally traded on the TASE; or (3) that is domiciled or headquartered in Israel.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

         A.       Security  Valuation.  Investments  in  securities  traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities traded on an exchange for which there have been no sales are valued at the last bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Adviser and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available;
                  (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the funds manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security.

                              THE BLUE & WHITE FUND
                          FEBRUARY 29, 2004 (UNAUDITED)

                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

         B. Foreign Currency Translation. Foreign securities denominated in Israeli Shekels are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations resulting from changes in the market prices of investments.

                  Interest and dividend income is translated at the foreign exchange rate which existed at the dates the income was accrued. Exchange gains and losses related to interest and dividend income are included in interest income on the accompanying Statement of Operations.

         C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

         D. Federal Income Taxes. The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

         The Trust has entered into an investment management agreement with Blue and White Investment Management, LLC (the "Investment Adviser"). Under the terms of the agreement, the Fund will pay a fee equal to 1.50% of average net assets. From the Fund's inception date, February 3, 2003 through December 31, 2003, the Investment Adviser has retained the services of Ramco Consultants & Portfolio Management LTD (the "Sub-Adviser") for the Fund. The Investment Adviser, not the Fund, paid the Sub-Adviser for its portfolio management services.

         Although not required to do so, the Investment Adviser has voluntarily agreed to reimburse the Fund to the extent necessary so that its annual ratio of operating expenses to average net assets will not exceed the levels noted below. Such waivers and subsidy may end at any time. For the six months period ended February 29, 2004, the Investment Adviser waived fees and absorbed expenses of $118,790.

                  Class A                         2.35%
                  Class C                         3.00%

         These percentages are based on the daily average net assets of each class of the Fund.

                              THE BLUE & WHITE FUND
                          FEBRUARY 29, 2004 (UNAUDITED)

                    NOTES TO FINANCIAL STATEMENT- (CONTINUED)

         Any fee waived and/or any Fund expense absorbed by the Investment Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Investment Adviser, if so requested by the Adviser, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. At February 29, 2004, the cumulative unreimbursed amount paid and/or waived by the Investment Adviser on behalf of the Fund is $381,782. The Investment Adviser my recapture $262,992 no later than August 31, 2006 and $118,790 no later than August 31, 2007.

         The Trust, on behalf of each class of the Fund, has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution and shareholder-servicing activities for the Fund and its shareholders. Class A may pay up to 0.35% per year of its average daily net assets and Class C shares may pay up to 1.00% of average daily net assets for such distribution and shareholder-servicing activities. Rule 12b-1 fees finance distribution activities that promote the sale of the Fund's shares. For the period ended February 29, 2004, the Distributor received $81,999 in sales commissions from the sale of Class A shares. For this period, there were $0 paid to the Distributor for contingent deferred sales charges relating to redemption of Class C shares. For the six months period ended February 29, 2004, Class A incurred $3,446 and $1,381 in distribution fees and shareholding service fees, and Class C incurred $445 and $148 in distribution and shareholding service fees respectively.

         U.S. Bancorp Fund Services, LLC is the Administrator to the Fund pursuant to a Fund Administration Servicing Agreement. The Fund will pay the Administrator a minimum annual fee of $40,000. U.S. Bancorp Fund Services, LLC also serves as the Transfer Agent and Fund
         Accountants. The Transfer Agent fees charged for these services are based on the number of shareholder accounts and activity. The annual minimum fees are $28,000 for the first class and $15,000 for each additional class. The Fund Accounting annual fee is $39,000 for the first $100 million, 0.02% on the next $200 million and 0.01% of assets over $300 million. Each class is charged an additional 25% of the initial class. For the six months period ended February 29, 2004, the Fund incurred $19,939, $28,901 and $25,454 in administration, transfer agency and fund accounting fees, respectively.

         Quasar Distributors, LLC serves as the Distributor to the Fund pursuant to a Distribution Agreement. The Distribution fees to be paid will be an annual amount of the greater of 0.01% of the Fund's average daily net assets or a minimum fee of $15,000 on the first class and $3,000 for each additional class. In accordance with the Distribution Agreement, if the Adviser determines that Rule 12b-1 fees shall not be used to pay the Distributor, the Adviser will be responsible for the payments to the Distributor.

         Certain officers of the Fund are also officers and/or Trustees of the Investment Adviser, Administrator and Distributor.

         During the six months period ended February 29, 2004, First Montauk Securities Co., an affiliated broker, received $5,887 in brokerage fee commissions with respect to the portfolio transactions, which constituted 96.9% of the brokerage commissions during the fiscal year.

                              THE BLUE & WHITE FUND
                          FEBRUARY 29, 2004 (UNAUDITED)

                    NOTES TO FINANCIAL STATEMENT- (CONTINUED)

NOTE 4 - PURCHASES AND SALES OF SECURITIES

         For the six months period ended February 29, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term investments of $130,000, were $1,971,437 and $1,010,365, respectively.

NOTE 5 - DISTRIBUTABLE EARNINGS

         As of February 29, 2004, the components of distributable earnings on a tax basis were as follows:

         Cost of investments for tax purposes              $         2,386,190
                                                           ===================
         Gross tax unrealized appreciation                 $           383,106
         Gross tax unrealized depreciation                             (53,127)
                                                           -------------------
         Net tax unrealized appreciation on investments                329,979
         Undistributed ordinary income                                 296,596
         Accumulated long-term capital gains                            12,986
                                                           -------------------
         Total distributable earnings                      $           639,561
                                                           ===================

The tax composition of dividends (other than return of capital for the six months) was as follows:

                                                                   Long-Term
                                          Ordinary Income        Capital Gains
                                          ---------------       ---------------
                           Class A            $66,234                   -
                           Class C            $ 2,968                   -

NOTE 6 - SUBSEQUENT EVENTS

         The Board of Trustees approved a change of control of the Adviser effective December 22, 2003. RAMCO U.S., Inc. sold its 50% ownership of Blue and White Investment Management, LLC to Eplboim, Poutre & Co. The Board of Trustees have approved an Interim Investment Advisory
         Agreement until a shareholder meeting can be scheduled for the shareholders to vote on a new Investment Advisory Agreement

                          * * * * * * * * * * * * * * *

ITEM 2.   CODE OF ETHICS.
          Not applicable

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.
          Not applicable

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not applicable

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
          Not applicable

ITEM 6.   SCHEDULE OF INVESTMENT
          None

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.  Fund is an open-end management investment company,

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
          Not applicable

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
          None

ITEM 10.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive office and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

          (b) There were so significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS

          (a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

          (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

                                   SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BLUE AND WHITE FUNDS TRUST

By  Michael Poutre, President          /s/ Michael Poutre
                                       -------------------

Date April 28, 2004


Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Michael Poutre, President            /s/ Michael Poutre
                                        -------------------
Date April 28, 2004

By Shlomo Eplboim, Treasurer            /s/ Shlomo Eplboim
                                        -------------------
Date April 28, 2004